Condensed Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 39,405	$ 44,614	$ 219,413
Prepaid expenses			250,000
Total current assets	39,405	44,614	469,413
Other assets	2,800
Total assets	42,205	44,614	469,413
Current Liabilities
Accounts payable	563,344	12,678	13,401
Convertible promissory notes	852,500	697,500	500,000
Interest payable	79,033	45,057	2,959
Total current liabilities	1,494,877	755,235	516,360
Total liabilities	1,494,877	755,235	516,360
Commitments and contingencies
Stockholders' deficit
Common stock, value	9,100	9,100	8,200
Additional paid-incapital	8,120	8,114	1
Accumulated deficit	(1,469,892)	(727,835)	(55,148)
Total stockholders' deficit	(1,452,672)	(710,621)	(46,947)
Total liabilities and stockholders' deficit	$ 42,205	$ 44,614	$ 469,413